Document and Entity Information	Mar. 22, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 22, 2024
Entity Registrant Name	QT Imaging Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40839
Entity Tax Identification Number	86-1728920
Entity Address Address Line 1	3 Hamilton Landing
Entity Address Address Line 2	Suite 160
Entity Address City Or Town	Novato
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94949
City Area Code	650
Local Phone Number	276-7040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	QTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of QT Imaging Holdings, Inc. (the “Company”), filed on March 8, 2024 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report).This Amendment No. 1 is being filed to include (a) the audited consolidated financial statements of QT Imaging (as defined in the Original Report) as of December 31, 2023 and for the fiscal years ended December 31, 2023 and 2022 and notes thereto, (b) Management’s Discussion and Analysis of Financial Condition and Results of Operations of QT Imaging for the fiscal years ended December 31, 2023 and 2022, and (c) the unaudited pro forma combined financial information for the Company as of and for year ended December 31, 2023.This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiary, QT Imaging, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference into this Amendment No. 1.
Entity Central Index Key	0001844505